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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-07868
Invesco Van Kampen Advantage Municipal Income Trust II

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia	30309

(Address of principal executive offices)	(Zip code)
Colin Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 10/31
Date of reporting period: 4/30/10

Item 1. Report to Shareholders.

SEMIANNUAL REPORT

April 30, 2010

MUTUAL FUNDS Van Kampen Advantage Municipal Income Trust II (VKI)

Privacy Notice information on the back.

On June 1, 2010, Invesco completed its acquisition of Van Kampen Investments and Morgan Stanley’s retail asset management business. This Trust was included in that acquisition and as of that date, became Invesco Van Kampen Advantage Municipal Income Trust II. Please visit www.invesco.com/transition for more information or call Invesco’s Client Services team at 800-959-4246.

Invesco Distributors, Inc.

Welcome, Shareholder

In this report, you’ll learn about how your investment in Van Kampen Advantage Municipal Income Trust II performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the trust’s financial statements and a list of trust investments as of April 30, 2010.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the trust will achieve its investment objective. Trusts are subject to market risk, which is the possibility that the market values of securities owned by the trust will decline and that the value of the trust shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in this trust.

Income may subject certain individuals to the federal Alternative Minimum Tax (AMT).

NOT FDIC INSURED	OFFER NO BANK GUARANTEE	MAY LOSE VALUE
NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY		NOT A DEPOSIT

Performance Summary as of 4/30/10 (Unaudited)

Advantage Municipal Income Trust II
Symbol: VKI
Average Annual	Based	Based on
Total Returns	on NAV	Market Price

Since Inception (8/27/93)	5.29%	5.24%

10-year	6.13	7.47

5-year	2.25	4.34

1-year	26.77	30.44

6-month	6.84	9.50

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit vankampen.com or speak with your financial advisor. Investment returns, net asset value (NAV) and common share market price will fluctuate and trust shares, when sold, may be worth more or less than their original cost.

NAV per share is determined by dividing the value of the trust’s portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions. Total return assumes an investment at the beginning of the period, reinvestment of all distributions for the period in accordance with the trust’s dividend reinvestment plan, and sale of all shares at the end of the period. The trust’s adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the trust’s returns would have been lower. Periods of less than one year are not annualized.

The Barclays Capital Municipal Bond Index is generally representative of investment-grade, tax exempt bonds. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Trust Report
For the six-month period ended April 30, 2010

Market Conditions

Economic data released during the six-month reporting period indicated that the economy was expanding, although some investors continued to question whether the recession was really behind us. The housing market continued to lag and unemployment remained high, but hints of improvement began to appear late in the period when the April labor report showed that employment in the U.S. rose by its largest monthly increase in four years. The Federal Reserve maintained their accommodative monetary policy, leaving the federal funds target rate unchanged at near zero percent, but hiked the discount rate by 25 basis points to 0.75 percent in mid-February—perhaps an indication of monetary tightening ahead.

Municipal bond market performance slowed substantially during the reporting period from the historically large returns seen in previous months. The lower rated segment of the market continued to outperform as investor demand for lower quality, higher yielding bonds grew over the course of the period. For the six months ended April 30, 2010, the Barclays Capital High Yield Municipal Bond Index (the benchmark for the non-investment grade segment of the market) gained 6.70 percent while the Barclays Capital Municipal Bond Index (the benchmark for the investment grade segment) gained 3.68 percent. Overall, longer maturity issues outperformed those with shorter maturities. For the six months ended April 30, 2010, long bonds (those with maturities of 22 years or more) returned 5.09 percent while five-year bonds returned 3.22 percent, as measured by the respective Barclays Capital municipal bond indexes.

With regard to sectors, hospital bonds and tobacco bonds were among the top performers, outpacing the broad municipal market as rising demand for these lower quality issues helped boost returns. Revenue bonds outperformed general obligation bonds amid media reports of municipalities’ general financial weakness and ongoing weakness in tax collections.

Demand for municipal bonds overall remained steady, with approximately $24 billion flowing into municipal bond funds during the period. New issue supply remained relatively stable as well, totaling roughly $205 billion. However, 25 percent of that total issuance was in taxable Build America Bonds, thereby limiting the supply of traditional tax-exempt bonds. This has helped buoy tax-exempt bond prices and the relative value of municipal bonds overall versus other fixed income sectors.

Performance Analysis

The Trust’s return can be calculated based upon either the market price or the net asset value (NAV) of its shares. NAV per share is determined by dividing the value of the Trust’s portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding, while market price reflects the supply and demand for the shares. As a result, the two returns can differ, as they did during the reporting period. On an NAV basis and a market price basis, the Trust outperformed the Barclays Capital Municipal Bond Index (the “Index”).

Total return for the six-month period ended April 30, 2010

	Based on	Barclays Capital Municipal
Based on NAV	Market Price	Bond Index

6.84%	9.50%	3.68%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Investment return, net asset value and common share market price will fluctuate and Trust shares, when sold, may be worth more or less than their original cost. See Performance Summary for additional performance information and index definition.

The primary contributors to the Trust’s performance for the reporting period included the following:

•	Exposure to BBB rated and non-rated bonds was additive to performance. Spreads on these issues tightened during the period, helping them to outperform higher quality issues.

•	Holdings in the health care, industrial development revenue/pollution control revenue (IDR/PCR), and tobacco sectors boosted returns as these sectors outperformed the broad municipal bond market for the period.

•	The portfolio’s exposure on the long end of the municipal yield curve was also advantageous as longer maturities issues outperformed shorter maturity issues.

Other positions, however, were less advantageous:

•	Exposure to pre-refunded bonds detracted from performance. Pre-refunded bonds are short-maturity securities and therefore underperformed for the period.

•	The portfolio’s holdings in lease-backed bonds also hindered performance as these issues underperformed essential service bonds. The Trustees have approved a procedure whereby the Trust may, when appropriate, repurchase its shares in the open market or in privately negotiated transactions at a price not above market value or NAV, whichever is lower at the time of purchase. This may help support the market value of the Trust’s shares.

Market Outlook

Looking ahead, we expect municipal bonds may outperform other sectors of the fixed income market due to the prospect of higher income tax rates in the future as well as the reduction in supply of tax-exempt paper as municipalities continue to issue taxable Build America Bonds. There is some pressure, however, for municipal yields to rise, particularly on the front end of the yield curve, as the Federal Reserve continues to maintain their inflation-fighting status. We expect lower quality bonds will continue to outperform higher grade bonds as the economic recovery continues.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Trust in the future.

Ratings Allocations as of 4/30/10 (Unaudited)

AAA/Aaa	23.4%
AA/Aa	21.1
A/A	28.2
BBB/Baa	16.7
BB/Ba	1.0
Non-Rated	9.6

Top Five Sectors as of 4/30/10 (Unaudited)

Hospital	19.5%
Airports	9.7
Utilities	7.1
Bridge, Tunnel & Toll Road	6.4
Water & Sewer	6.2

Summary of Investments by State Classification as of 4/30/10 (Unaudited)

California	15.3%
Texas	11.3
Illinois	10.7
Florida	6.9
Ohio	4.2
New York	4.1
New Jersey	3.8
South Carolina	3.5
Arizona	2.8
Louisiana	2.7
Tennessee	2.7
Georgia	2.7
Missouri	2.1
Massachusetts	2.1
Colorado	2.0
Indiana	1.9
Michigan	1.9
District of Columbia	1.7
Nevada	1.6
Maryland	1.5
Hawaii	1.4
Wisconsin	1.3
Kentucky	1.3
Puerto Rico	1.1
Kansas	1.0
Alabama	0.9
West Virginia	0.8
Washington	0.7
Virginia	0.6
Minnesota	0.6
Nebraska	0.6
Utah	0.5
Wyoming	0.5
New Hampshire	0.4
New Mexico	0.4
Iowa	0.4
(continued on next page)

Summary of Investments by State Classification as of 4/30/10 (Unaudited)
(continued from previous page)

Idaho	0.3
Oklahoma	0.3
Alaska	0.3
Oregon	0.3
Mississippi	0.2
Arkansas	0.2
Connecticut	0.2
Pennsylvania	0.1
North Carolina	0.1

Total Investments	100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Ratings allocation and summary of investments by state classification are as a percentage of total investments. Sectors are as a percentage of long-term investments. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Rating allocations based upon ratings as issued by Standard and Poor’s and Moody’s, respectively.

Portfolio Management

On June 1, 2010, Invesco completed its acquisition of Van Kampen Investments, and the Trust was part of that acquisition. Therefore, as of that date, the Trust’s investment adviser is Invesco Advisers, Inc. The following individuals associated with Invesco Advisers, Inc. are jointly and primarily responsible for the day-to-day management of the Trust’s portfolio:

•	Thomas Byron, Senior Portfolio Manager, has been responsible for the Trust since 2009. Prior to June 1, 2010, Mr. Byron was associated with Van Kampen Asset Management in an investment management capacity since 1981.

•	Robert J. Stryker, Senior Portfolio Manager, has been responsible for the Trust since 2005. Prior to June 1, 2010, Mr. Stryker was associated with Van Kampen Asset Management in an investment management capacity since 1994.

•	Robert W. Wimmel, Senior Portfolio Manager, has been responsible for the Trust since 2001. Prior to June 1, 2010, Mr. Wimmel was associated with Van Kampen Asset Management in an investment management capacity since 1996.

For More Information About Portfolio Holdings

Each Van Kampen trust provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the trust’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the trust’s first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s Web site, http://www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-1520.

You may obtain copies of a trust’s fiscal quarter filings by contacting Van Kampen Client Relations at (800) 341-2929.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Trust’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 341-2929 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

Investment Advisory Agreement Approval

On June 1, 2010, Invesco Ltd., an independent global investment management company, completed its purchase of substantially all of the retail asset management business of Morgan Stanley, including the investment adviser and certain other affiliated service providers to most of the Van Kampen funds (including the Fund) (the “Transaction”). As described in more detail below, in connection with the Transaction, the Fund’s Board of Trustees approved a new investment advisory agreement with Invesco Advisers, Inc. (“Invesco”), a subsidiary of Invesco Ltd., and a new master investment sub-advisory agreement with several of Invesco Ltd.’s wholly-owned affiliates (collectively, the “New Advisory Agreements”). Shareholders approved the New Advisory Agreements at a special meeting of shareholders held on April 16, 2010 to become effective upon closing of the Transaction. Thus, effective June 1, 2010, the Fund’s investment adviser, investment sub-advisers and certain other service providers are affiliates of Invesco Ltd. The Transaction did not result in any change to the Fund’s investment objective, principal investment strategies or the Fund’s portfolio management team.

Prior to the Transaction, the investment adviser for the Fund was Van Kampen Asset Management, a wholly owned subsidiary of Van Kampen Investments Inc. (“Van Kampen Investments”), which was an indirect wholly owned subsidiary of Morgan Stanley. As a result of the Transaction, the asset management business of Van Kampen Investments was combined with that of Invesco.

At several in-person and telephonic meetings held in August, September, October, November and December 2009, the Board discussed and ultimately approved the New Advisory Agreements. At these meetings, the Board considered information provided by Morgan Stanley, Van Kampen Investments and Invesco regarding, among other things: Invesco’s organization and personnel; business strategy; ownership structure; financial strength; affiliations (including other asset management affiliations); asset management practices and capabilities; legal and regulatory matters; and compliance matters. Emphasis during these meetings focused on Invesco being a global investment management leader with momentum in the U.S. retail market, and that the combination of Invesco and Morgan Stanley’s retail asset management business, including Van Kampen Investments, can bring additional value to the Fund’s shareholders. The parties discussed Invesco’s independence as a publicly traded entity, its strategic focus solely on the investment management business (including Invesco’s investment reputation, broad product line, service quality, industry relationships and objective of putting investors’ interests first) and its significant depth in resources, diversification, performance and experience. The parties discussed how the current Invesco and Van Kampen Investments businesses compare and complement each other and the synergies of the combined organization which management believes will benefit the Fund’s shareholders. The parties discussed aligning the Fund and other funds then advised by Van Kampen Asset Management together with other funds and products currently advised by Invesco and its affiliates towards using a single, common operating platform (which includes, among other things, common investment operating platforms, common global performance measurement and risk analysis, and common compliance policies and procedures). At these meetings the Board also discussed, in addition to the New Advisory Agreements, the expectation that Invesco and its affiliates would provide the Fund with administrative and client servicing services that were currently provided by Van Kampen Investments and its affiliates. The parties discussed these other services, and efforts to capitalize on synergy opportunities from combined scale for the benefit of shareholders, leveraging operating best practices across the organization and commitment to quality services. The members of the Board who are not “interested persons” of the Fund, as that term is defined in the Investment Company Act of 1940, as amended, conferred separately with their counsel and a consultant (each engaged specifically in connection with their review of the Transaction) about the Transaction on several occasions during the meetings conducted from August through December 2009.

In connection with the Board’s consideration of the New Advisory Agreements, the Trustees considered, among other things, the factors discussed above as well as the following:

Nature, Extent and Quality of the Services to be Provided. The Board considered the roles and responsibilities of the investment adviser (and its affiliates) as a whole and those specific to portfolio management, support and trading functions anticipated to be servicing the Fund. The Board noted that the current portfolio management team for the Fund is expected to remain the same under the New Advisory Agreements. The Trustees discussed with Invesco the resources available in managing the Fund. The Trustees also discussed certain other services that are to be provided by Invesco or its affiliates to the Fund including subadvisory services, certain global performance measurement and risk analysis, compliance, accounting, and administrative services. The Board has determined that the nature, extent and quality of the services to be provided by Invesco (and its affiliates) support its decision to approve the New Advisory Agreements.

Projected Fees and Expenses of the Fund. The Board considered that the advisory fee rate for the Fund would remain the same under the New Advisory Agreements as they are under the current advisory agreement. The Board had previously determined that such fees were acceptable under the current advisory agreement. The Board has determined that the projected fees and expenses of the Fund support its decision to approve the New Advisory Agreements.

Investment Adviser’s Expenses in Providing the Service and Profitability. At least annually, the Trustees expect to review Invesco’s expenses in providing services to the Fund and other funds advised by Invesco and the profitability of Invesco. In connection with the Fund, the Trustees discussed with Invesco its projected revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, and other costs. The Board has determined that the analysis of Invesco’s projected expenses and profitability support its decision to approve the New Advisory Agreements.

Economies of Scale. The Board noted that economies of scale were already reflected in the advisory fees. In future determinations of whether to approve the continuation of the advisory agreement, the Board will consider whether economies of scale exist and should be passed along to shareholders.

Other Benefits of the Relationship. The Board considered other benefits to Invesco and its affiliates derived from its relationship with the Fund and other funds advised by Invesco. These benefits include, among other things, fees for administrative services (which is reimbursement of Invesco’s cost or such reasonable compensation as may be approved by the Board), transfer agency services provided to other funds in the fund family, in certain cases research to be received by Invesco or its affiliates generated from commission dollars spent on funds’ portfolio trading, and in certain cases distribution or service related fees related to sales of other funds in the fund family. The Trustees reviewed with Invesco each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by Invesco or its affiliates support its decision to approve the New Advisory Agreements.

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments  ■  April 30, 2010 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 170.0% Alabama 1.6%
$2,375	Bessemer, AL Governmental Util Svc Corp Wtr Supply Rev Rfdg, Ser A (AGL Insd) (a)	5.000%	06/01/39	$2,430,361
1,450	Healthcare Auth for Baptist Hlth AL, Ser A (b)	6.125	11/15/36	1,527,981
1,900	Huntsville Redstone Vlg, AL Spl Care Fac Fin Auth Redstone Vlg Proj	5.500	01/01/43	1,442,518
4	Mobile, AL Indl Dev Brd Solid Waste Disp Rev Mobile Energy Svc Co Proj Rfdg	6.950	01/01/20	0
2,200	Selma, AL Indl Dev Brd Rev Gulf Opportunity Zone Intl Paper Co Proj, Ser A	6.250	11/01/33	2,269,916
1,000	Valley, AL Spl Care Fac Fin Auth Rev Lanier Mem Hosp, Ser A	5.600	11/01/16	856,660

				8,527,436

	Alaska 0.5%
4,250	Northern Tob Sec Corp AK Tob Settlement, Ser A	5.000	06/01/46	2,856,978

	Arizona 4.8%
1,875	Arizona St Trans Brd Hwy Rev, Ser B (a)	5.000	07/01/25	2,069,738
2,810	Arizona St Trans Brd Hwy Rev, Ser B (a)	5.000	07/01/26	3,080,968
3,595	Glendale, AZ Indl Dev Auth John C Lincoln Hlth Rfdg, Ser B	5.000	12/01/37	3,274,829
2,425	Maricopa Cnty, AZ Indl Dev Auth Hlth Fac Rev Catholic Hlthcare West, Ser C (b)	5.000	07/01/38	2,636,460
1,325	Maricopa Cnty, AZ Pollutn Ctl Corp Pollutn Ctl Rev Rfdg AZ Pub Svc Co, Ser B (b)	5.500	05/01/29	1,379,404
675	Navajo Cnty, AZ Pollutn Ctl Corp Rev, Ser C (b)	5.500	06/01/34	726,948
800	Navajo Cnty, AZ Pollutn Ctl Corp Rev, Ser E (b)	5.750	06/01/34	855,672
690	Phoenix, AZ Indl Dev Auth Ed Rev Career Success Sch Proj	7.000	01/01/39	701,530
660	Phoenix, AZ Indl Dev Auth Ed Rev Career Success Sch Proj	7.125	01/01/45	673,669
2,500	Pima Cnty, AZ Indl Dev Auth Wtr & Wastewtr Rev Global Wtr Resh LLC Proj (AMT)	6.550	12/01/37	2,458,775
2,305	Salt Riv Proj AZ Agric Impt & Pwr Dist Elec Sys Rev, Ser A (a)	5.000	01/01/28	2,496,061
2,685	South Campus Group LLC AZ Std Hsg Rev AZ St Univ South Campus Proj (NATL Insd)	5.625	09/01/35	2,701,379
2,580	University Med Ctr Corp AZ Hosp Rev	5.000	07/01/35	2,415,112

				25,470,545

	Arkansas 0.3%
1,930	Arkansas St Cap Apprec College Svg (c)	*	06/01/16	1,639,149

	California 26.1%
6,000	Anaheim, CA Pub Fin Auth Lease Rev Cap Apprec Sub Pub Impt Proj, Ser C (AGM Insd)	*	09/01/19	3,924,180

See Notes to Financial Statements

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (Continued)
$7,195	Anaheim, CA Pub Fin Auth Lease Rev Cap Apprec Sub Pub Impt Proj, Ser C (AGM Insd)	*	09/01/21	$3,948,904
1,300	Anaheim, CA Pub Fin Auth Lease Rev Pub Impt Proj, Ser C (AGM Insd)	6.000%	09/01/16	1,456,988
2,095	Bay Area Govt Assn CA Rev Tax Alloc CA Redev Pool, Ser A (Syncora Gtd)	5.250	09/01/35	1,919,481
4,000	Bay Area Toll Auth CA Toll Brdg Rev San Francisco Bay Area, Ser F1 (a)	5.000	04/01/39	4,115,760
900	Beverly Hills, CA Uni Sch Dist Cap Apprec 2008 Election	*	08/01/28	358,947
3,000	California Cnty, CA Tob Sec Agy Tob LA Cnty Sec (d)	0.000/5.250	06/01/21	2,588,880
1,100	California Hlth Fac Fin Auth Rev Catholic Hlthcare West, Ser A	6.000	07/01/34	1,187,582
6,000	California Hsg Fin Agy Rev Home Mtg, Ser G (AMT) (a)	4.950	08/01/23	5,590,140
4,000	California Hsg Fin Agy Rev Home Mtg, Ser G (AMT) (a)	5.050	02/01/29	3,702,520
7,100	California Hsg Fin Agy Rev Home Mtg, Ser I (AMT)	4.800	08/01/36	5,694,413
3,550	California Hsg Fin Agy Rev Home Mtg, Ser K (AMT) (a)	5.300	08/01/23	3,513,080
4,100	California Hsg Fin Agy Rev Home Mtg, Ser K (AMT) (a)	5.450	08/01/28	3,979,747
3,000	California Pollutn Ctl Fin Auth Solid Waste Disp Rev Waste Mgmt Inc Proj, Ser C (AMT) (b)	5.125	11/01/23	2,993,040
95	California St (AMBAC Insd)	5.125	10/01/27	95,021
850	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/24	937,023
1,075	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/25	1,181,715
1,075	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/26	1,173,051
650	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/27	705,023
1,075	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/28	1,159,785
2,100	California St Econ Recovery Rfdg, Ser A	5.250	07/01/21	2,355,381
4,000	California St Pub Wks Brd Lease Rev Dept of Corrections St Prisons Rfdg, Ser A (AMBAC Insd)	5.000	12/01/19	4,067,480
3,750	California St Pub Wks Brd Lease Rev Dept of Mental Hlth Coalinga, Ser A	5.000	06/01/24	3,733,350
1,300	California St Var Purp	5.750	04/01/31	1,399,450
8,920	California St Vet, Ser CD (AMT)	4.600	12/01/32	7,658,623

See Notes to Financial Statements

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (Continued)
$1,000	California Statewide Cmnty Dev Auth Rev Front Porch Cmnty & Svc, Ser A (e)	5.125%	04/01/37	$883,810
1,450	California Statewide Cmnty Dev Auth Rev Kaiser Permanente, Ser A	5.000	04/01/19	1,568,914
440	Daly City, CA Hsg Dev Fin Agy Mobile Home Pk Rev Third Tier Franciscan Rfdg, Ser C	6.500	12/15/47	381,555
2,000	Florin, CA Res Consv Dist Cap Impt Elk Grove Wtr Svc, Ser A (NATL Insd)	5.000	09/01/33	1,810,840
30,000	Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg, Ser A	*	01/15/22	13,420,200
5,000	Foothill/Eastern Tran Corridor Agy CA Toll Rd Rev (NATL Insd)	*	01/15/18	2,979,500
1,220	Golden St Tob Sec Corp CA Tob Settlement Rev Asset Bkd Sr, Ser A-1	4.500	06/01/27	1,121,436
4,980	Golden St Tob Sec Corp CA Tob Settlement Rev Asset Bkd Sr, Ser A-1	5.750	06/01/47	3,838,733
1,000	Hesperia, CA Pub Fin Auth Rev Redev & Hsg Proj, Ser A (Syncora Gtd)	5.000	09/01/31	869,620
2,855	Los Angeles, CA Dept Wtr & Pwr, Ser A (NATL Insd)	5.125	07/01/40	2,888,775
3,000	Los Angeles, CA Wtr & Pwr Rev Pwr Sys Sub, Ser A-1 (a)	5.250	07/01/38	3,218,970
185	Morongo Band of Mission Indians CA Enterprise Rev Indians Enterprise Casino, Ser B (e)	5.500	03/01/18	175,173
1,225	Palomar Pomerado Hlthcare Dist CA Ctf Partn	6.750	11/01/39	1,283,763
4,890	Port Oakland CA, Ser L (NATL Insd) (AMT)	5.000	11/01/32	4,401,782
610	Port Oakland CA, Ser L (NATL Insd) (Prerefunded @ 11/01/12) (AMT)	5.000	11/01/32	667,065
1,720	Quechan Indian Tribe Ft Yuma Indian Reservation CA & Govt Proj	7.000	12/01/27	1,410,795
9,000	Riverside Cnty, CA Asset Leasing Corp Leasehold Rev Riverside Cnty Hosp Proj (NATL Insd)	*	06/01/21	4,791,420
1,350	San Francisco, CA City & Cnty Arpt Commn Intl Arpt Rfdg 2nd, Ser A-4 (AMT) (b)	6.500	05/01/19	1,444,905
13,880	San Joaquin Hills, CA Trans Corridor Agy Toll Rd Rev Cap Apprec Rfdg, Ser A (NATL Insd)	*	01/15/28	3,436,966
4,200	Tobacco Sec Auth Northn CA Tob Settlement Rev Asset Bkd Bd, Ser A-1	5.375	06/01/38	3,476,760
4,300	Tobacco Sec Auth Northn CA Tob Settlement Rev Asset Bkd Bd, Ser A-1	5.500	06/01/45	3,194,212
1,000	Tobacco Sec Auth Southn CA Tob Settlement Sr, Ser A-1	5.000	06/01/37	783,620

See Notes to Financial Statements

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (Continued)
$11,050	Tobacco Sec Auth Southn CA Tob Settlement Sr, Ser A-1	5.125%	06/01/46	$7,684,612
2,350	Vernon, CA Elec Sys Rev, Ser A	5.125	08/01/21	2,487,898

				137,660,888

	Colorado 3.2%
1,945	Colorado Ed & Cultural Fac Auth Rev Charter Sch Pinnacle Impt & Rfdg (Syncora Gtd)	5.250	06/01/23	1,967,640
1,200	Colorado Hlth Fac Auth Hlth & Residential Care Fac Volunteers of Amer Care, Ser A	5.300	07/01/37	946,140
5,425	Colorado Hlth Fac Auth Rev Catholic Hlth, Ser C5 (AGM Insd) (a)	5.000	09/01/36	5,467,749
2,700	Colorado Hlth Fac Auth Rev Hlth Fac Evangelical Lutheran	5.000	06/01/35	2,472,768
2,250	Colorado Hlth Fac Auth Rev Hosp Portercare Adventist Hlth (Prerefunded @ 11/15/11)	6.500	11/15/31	2,470,725
1,000	Colorado Hlth Fac Auth Rev Hosp Valley View Assn Proj	5.125	05/15/37	936,840
5	Colorado Hsg Fin Auth Single Family Pgm Sr, Ser A2 (AMT)	7.250	05/01/27	5,093
955	Denver, CO City & Cnty Arpt Rev, Ser D (AMT)	7.750	11/15/13	1,052,620
1,700	Salida, CO Hosp Dist Rev	5.250	10/01/36	1,345,618

				16,665,193

	Connecticut 0.3%
1,550	Hamden, CT Fac Rev EFPRBS Whitney Ctr Proj, Ser B	6.125	01/01/14	1,538,080

	District of Columbia 2.9%
2,650	District Columbia Hosp Rev Sibley Mem Hosp	6.375	10/01/34	2,840,694
800	District Columbia Hosp Rev Sibley Mem Hosp	6.500	10/01/29	876,016
850	District Columbia Wtr & Swr Auth Pub Util Rev Sub Lien Rfdg, Ser A (AGL Insd) (a)	5.000	10/01/29	881,297
1,725	District Columbia Wtr & Swr Auth Pub Util Rev Sub Lien Rfdg, Ser A (AGL Insd) (a)	5.000	10/01/34	1,762,985
5,500	District Columbia Wtr & Swr Auth Pub Util Rev Sub Lien, Ser A (AGM Insd)	5.500	10/01/41	5,772,690
3,000	Metropolitan Washington DC Arpt Auth Sys, Ser A (NATL Insd) (AMT)	5.250	10/01/32	3,015,420

				15,149,102

	Florida 11.3%
1,000	Alachua Cnty, FL Indl Dev Rev North FL Retirement Vlg	5.875	11/15/36	840,490
700	Alachua Cnty, FL Indl Dev Rev North FL Retirement Vlg	5.875	11/15/42	572,544
335	Beacon Lakes, FL Cmnty Dev FL Spl Assmt, Ser A	6.000	05/01/38	294,482

See Notes to Financial Statements

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (Continued)
$250	Beacon Lakes, FL Cmnty Dev FL Spl Assmt Sub, Ser B	6.200%	05/01/38	$211,670
1,420	Brevard Cnty, FL Hlth Fac Auth Residential Care Fac Rev Buena Vida Estates Inc	6.750	01/01/37	1,276,040
2,420	Citizens Ppty Ins Corp FL High Risk Sr Sec, Ser A-1	5.250	06/01/17	2,542,307
450	Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC Insd)	5.950	07/01/20	459,247
1,305	Florida St Tpk Auth Tpk Rev Dept Trans Rfdg, Ser A (a)	5.000	07/01/26	1,391,365
1,325	Florida St Tpk Auth Tpk Rev Dept Trans Rfdg, Ser A (a)	5.000	07/01/27	1,405,123
1,440	Florida St Tpk Auth Tpk Rev Dept Trans Rfdg, Ser A (a)	5.000	07/01/28	1,519,906
2,500	Florida St Tpk Auth Tpk Rev Dept Trans Rfdg, Ser A (a)	5.000	07/01/32	2,597,525
1,420	Halifax Hosp Med Ctr FL Hosp Rev Impt Rfdg, Ser A	5.250	06/01/26	1,418,708
945	Highlands, FL Cmnty Dev Dist Spl Assmt	5.550	05/01/36	483,641
1,075	Hillsborough Cnty, FL Aviation Auth Rev, Ser A (AGL Insd) (AMT) (a)	5.375	10/01/33	1,085,460
2,425	Hillsborough Cnty, FL Aviation Auth Rev, Ser A (AGL Insd) (AMT) (a)	5.500	10/01/38	2,462,442
800	Hillsborough Cnty, FL Indl Dev Auth Pollutn Ctl Rev Hillsborough Cnty IDA Rfdg (AMBAC Insd) (b)	5.000	12/01/34	840,088
900	Hillsborough Cnty, FL Indl Dev Auth Pollutn Ctl Rev Tampa Elec, Ser B (b)	5.150	09/01/25	974,349
3,980	Jacksonville, FL Port Auth (NATL Insd) (AMT)	5.700	11/01/30	3,984,856
730	Main Str Cmnty Dev Dist FL Cap Impt Rev, Ser A (Acquired 02/19/08, Cost $730,000) (f)	6.800	05/01/38	621,989
475	Main Str Cmnty Dev Dist FL Cap Impt Rev, Ser B (Acquired 02/19/08, Cost $475,000) (f)	6.900	05/01/17	447,151
11,500	Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt (AGC Insd) (AMT)	5.375	10/01/32	11,536,915
640	Midtown Miami, FL Cmnty Dev FL Spl Assmt Rev, Ser A	6.000	05/01/24	617,126
5,000	Ocoee, FL Wtr & Swr Sys Rev Impt & Rfdg (AMBAC Insd)	5.125	10/01/33	4,850,550
900	Orange Cnty, FL Hlth Fac Auth Rev First Mtg Orlando Lutheran Tower	5.500	07/01/32	740,277
925	Orange Cnty, FL Hlth Fac Auth Rev Hlthcare Orlando Lutheran Rfdg	5.375	07/01/20	846,800
1,250	Palm Beach Cnty, FL Hlth Fac Auth Rev Wtrford Proj	5.875	11/15/37	1,111,112
2,900	Palm Beach Cnty, FL Solid Waste Auth Rev Impt (BHAC Insd) (a)	5.500	10/01/23	3,293,878

See Notes to Financial Statements

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (Continued)
$2,100	Port Saint Lucie, FL Spl Assmt Rev Southwest Annexation Dist, Ser 1-B (NATL Insd)	5.000%	07/01/33	$1,929,774
3,500	Putnam Cnty, FL Dev Auth Pollutn Ctl Rev Rfdg Seminole Proj, Ser A (AMBAC Insd) (b)	5.350	03/15/42	3,759,840
485	Reunion East Cmnty Dev Dist FL Spl Assmt	5.800	05/01/36	275,291
500	Seminole Tribe FL Spl Oblig Rev, Ser A (e)	5.250	10/01/27	452,080
1,030	Seven Oaks, FL Cmnty Dev Dist II Spl Assmt Rev, Ser A	5.875	05/01/35	640,887
900	Sterling Hill Cmnty Dev Dist FL Cap Impt Rev, Ser A	6.200	05/01/35	834,489
1,000	Tolomato Cmnty, FL Dev Dist Spl Assmt	6.550	05/01/27	846,860
1,550	Tolomato Cmnty, FL Dev Dist Spl Assmt	6.650	05/01/40	1,241,798
1,180	Volusia Cnty, FL Ed Fac Auth Rev Ed Fac Embry Riddle Aero, Ser A	5.750	10/15/29	1,185,452
575	World Comm Cmnty Dev Dist FL Spl Assmt (g)	5.500	05/01/38	223,698

				59,816,210

	Georgia 4.3%
4,000	Atlanta, GA Arpt Passenger Fac Charge Rev Gen Sub Lien, Ser C (AGM Insd) (a)	5.000	01/01/33	4,044,720
400	Atlanta, GA Tax Alloc Beltline Proj, Ser B	6.750	01/01/20	407,828
725	Atlanta, GA Tax Alloc Beltline Proj, Ser B	6.750	01/01/20	739,188
220	Atlanta, GA Tax Alloc Beltline Proj, Ser B	7.375	01/01/31	222,702
1,350	Atlanta, GA Wtr & Wastewtr Rev, Ser A	6.000	11/01/27	1,462,806
1,450	Atlanta, GA Wtr & Wastewtr Rev, Ser A	6.000	11/01/28	1,564,303
1,350	Atlanta, GA Wtr & Wastewtr Rev, Ser A	6.000	11/01/29	1,450,076
4,955	Georgia Muni Elec Auth Pwr Rev, Ser B (FGIC Insd) (c)	5.700	01/01/19	5,903,932
4,000	Private Colleges & Univ Auth GA Rev Emory Univ, Ser B (a)	5.000	09/01/29	4,320,240
1,700	Putnam Cnty, GA Dev Auth Pollutn Ctl Rev GA Pwr Co, Ser 1	5.100	06/01/23	1,740,103
1,000	Richmond Cnty, GA Dev Auth ASU Jaguar Student Hsg LLC, Ser A	5.250	02/01/35	920,730

				22,776,628

	Hawaii 2.4%
2,250	Hawaii St Arpt Sys Rev, Ser A	5.000	07/01/39	2,250,742
10,430	Hawaii St Dept Budget & Fin Spl Purp Rev Hawaiian Elec Co Inc, Ser A (NATL Insd) (AMT)	5.650	10/01/27	10,496,961

				12,747,703

	Idaho 0.6%
850	Idaho Hlth Fac Auth Rev Saint Lukes Hlth Sys Proj, Ser A	6.500	11/01/23	958,766
1,100	Idaho Hlth Fac Auth Rev Saint Lukes Hlth Sys Proj, Ser A	6.750	11/01/37	1,215,973

See Notes to Financial Statements

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Idaho (Continued)
$945	Idaho Hlth Fac Auth Rev Vly Vista Care Corp Rfdg	6.125%	11/15/27	$827,820

				3,002,559

	Illinois 18.2%
1,450	Bartlett, IL Tax Increment Rev Sr Lien Quarry Redev Proj Rfdg	5.600	01/01/23	1,224,916
1,710	Bolingbrook, IL Cap Apprec Rfdg, Ser C (NATL Insd)	*	01/01/29	662,984
1,365	Bolingbrook, IL Cap Apprec, Ser B (NATL Insd)	*	01/01/32	413,404
4,005	Chicago, IL Brd Ed Rfdg, Ser C (AGM Insd)	5.000	12/01/27	4,005,155
4,425	Chicago, IL Brd Ed Rfdg, Ser C (AGM Insd) (a)	5.000	12/01/27	4,603,372
4,505	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien, Ser A (AGC Insd)	5.250	01/01/24	4,755,118
2,695	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien, Ser A (AGC Insd) (a)	5.250	01/01/24	2,844,653
6,350	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien, Ser A (AGC Insd) (a)	5.250	01/01/25	6,673,088
10,650	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien, Ser A (AGC Insd)	5.250	01/01/25	11,191,872
1,290	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien, Ser A (AGL Insd) (a)	5.250	01/01/26	1,350,333
4,400	Chicago, IL O’Hare Intl Arpt Rev, Ser A (AGM Insd) (a)	5.000	01/01/33	4,500,980
2,700	Chicago, IL, Ser A (AGL Insd) (a)	5.250	01/01/25	2,939,490
3,345	Cook Cnty, IL Sch Dist No. 100 Berwyn South, Ser D (AGM Insd)	5.500	12/01/23	3,715,425
950	Granite City, Madison Cnty IL Disp Rev Waste Mgmt Inc Proj (AMT) (b)	4.875	05/01/27	950,361
1,000	Illinois Dev Fin Auth Rev Cmnty Rehab Providers Fac, Ser A	7.375	07/01/25	1,011,350
1,325	Illinois Fin Auth Hosp Rev Rfdg Kish Hlth Sys Oblig Group	5.500	10/01/22	1,352,666
1,200	Illinois Fin Auth Rev Christian Homes Inc Rfdg, Ser A	5.750	05/15/26	959,256
250	Illinois Fin Auth Rev Christian Homes Inc Rfdg, Ser A	5.750	05/15/31	193,590
1,000	Illinois Fin Auth Rev IL Fin Auth Roosevelt Univ	5.500	04/01/37	952,790
2,400	Illinois Fin Auth Rev Northwestn Mem Hosp, Ser A (a)	5.375	08/15/24	2,580,528
1,700	Illinois Fin Auth Rev Northwestn Mem Hosp, Ser A (a)	5.750	08/15/30	1,843,667
2,000	Illinois Fin Auth Rev Resurrection Hlthcare, Ser A (AGM Insd)	5.500	05/15/24	2,103,340
1,400	Illinois Fin Auth Rev Riverside Hlth Sys	6.250	11/15/35	1,472,856

See Notes to Financial Statements

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (Continued)
$2,140	Illinois Fin Auth Rev Rush Univ Med Ctr Oblig Grp, Ser A	7.250%	11/01/38	$2,413,321
3,000	Illinois Fin Auth Rev Sherman Hlth Sys, Ser 2007-A	5.500	08/01/37	2,725,110
1,335	Illinois Fin Auth Solid Waste Rev Disp Waste Mgmt Inc Proj, Ser A (AMT)	5.050	08/01/29	1,307,539
2,240	Illinois Hlth Fac Auth Rev Children’s Mem Hosp (NATL Insd)	6.250	08/15/13	2,409,949
1,485	Illinois Hlth Fac Auth Rev Evangelical Hosp Rfdg, Ser A (AGM Insd) (c)	6.750	04/15/17	1,790,004
825	Illinois Hlth Fac Auth Rev Evangelical Hosp, Ser C (AGM Insd)	6.750	04/15/17	994,447
3,400	Illinois St First Ser (AGM Insd)	5.250	04/01/27	3,463,784
1,895	Northern IL Univ Ctf Part Hoffman Estates Ctr Proj (AGM Insd)	5.400	09/01/16	2,107,259
100	Peoria, Moline & Freeport, IL Coll Mtg, Ser A (GNMA Collateralized) (AMT)	7.600	04/01/27	101,688
5,000	Regional Trans Auth IL, Ser A (AMBAC Insd)	8.000	06/01/17	6,457,000
9,260	Will Cnty, IL Sch Dist No 122 New Lenox Rfdg, Ser B (NATL Insd)	5.250	11/01/20	9,718,185
575	Will-Kankakee Regl Dev Auth IL Multi-Family Hsg Rev Sr Estates Supportive Living (AMT)	7.000	12/01/42	511,048

				96,300,528

	Indiana 3.3%
760	Crown Point, IN Econ Dev Rev Temp Wittenberg Vlg Proj, Ser C-1	7.250	11/15/14	761,619
4,600	Indiana Hlth & Ed Fac Fin Auth Rev Ascension Hlth Sr Cr B–6 (a)	5.000	11/15/36	4,669,092
2,655	Indiana Hlth Fac Fin Auth Hosp Rev Columbus Regl Hosp Rfdg (AGM Insd)	7.000	08/15/15	3,013,398
1,500	Indiana St Dev Fin Auth Rev Exempt Fac Conv Rfdg (AMT) (b)	5.950	08/01/30	1,511,280
1,775	Indiana St Fin Auth Environmental Fac Rev IN Pwr & LT Co Proj Rfdg, Ser A	4.900	01/01/16	1,907,379
2,000	Petersburg, IN Pollutn Ctl Rev IN Pwr & Lt (AMT) (b)	5.950	12/01/29	2,013,200
2,850	Southwest Parke Cmnty Sch Bldg First Mtg (NATL Insd)	5.250	07/15/21	3,150,903
500	Vigo Cnty, IN Hosp Auth Rev Un Hosp Inc (e)	5.750	09/01/42	431,625

				17,458,496

	Iowa 0.6%
1,600	Pottawattamie Cnty, IA Rev Christian Homes Inc Rfdg, Ser E	5.750	05/15/26	1,279,008
530	Tobacco Settlement Auth IA Tob Settlement Rev Asset Bkd, Ser C	5.375	06/01/38	393,896

See Notes to Financial Statements

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Iowa (Continued)
$2,050	Tobacco Settlement Auth IA Tob Settlement Rev Asset Bkd, Ser C	5.500%	06/01/42	$1,514,110

				3,187,014

	Kansas 1.8%
1,500	Burlington, KS Environmental Impt Rev KC Pwr Lt Rfdg, Ser B (Syncora Gtd) (b)	5.000	12/01/23	1,548,375
2,800	Kansas St Dev Fin Auth Hosp Rev Adventist Hlth	5.750	11/15/38	3,003,868
3,615	Kansas St Dev Fin Auth Rev KS Proj, Ser N (AMBAC Insd) (Prerefunded @ 10/01/12)	5.250	10/01/21	3,986,369
800	Olathe, KS Sr Living Fac Rev Catholic Care Campus Inc, Ser A	6.000	11/15/38	710,672

				9,249,284

	Kentucky 2.2%
1,700	Kentucky Econ Dev Fin Auth Hosp Fac Rev Owensboro Med Hlth Sys, Ser A	6.500	03/01/45	1,762,203
1,700	Kentucky Econ Dev Fin Auth Louisville Arena Proj Rev Louisville Arena Sub, Ser A-1 (AGL Insd)	5.750	12/01/28	1,847,441
1,810	Kentucky St Ppty & Bldg Commn Rev Rfdg Proj No 93 (AGL Insd)	5.250	02/01/24	1,993,570
2,035	Kentucky St Ppty & Bldg Commn Rev Rfdg Proj No 93 (AGL Insd)	5.250	02/01/25	2,236,933
3,180	Louisville & Jefferson Cnty, KY Metro Govt Hlth Sys Rev Norton Hlthcare Inc	5.250	10/01/36	3,144,002
500	Mount Sterling, KY Lease Rev KY League Cities Fdg, Ser B	6.100	03/01/18	530,930

				11,515,079

	Louisiana 4.7%
5,000	Lafayette, LA Util Rev (NATL Insd)	5.250	11/01/21	5,400,950
2,495	Louisiana Loc Govt Environment Fac Pkg Fac Corp Garage Proj, Ser A (AMBAC Insd)	5.375	10/01/31	2,380,479
5,970	Louisiana Loc Govt Environment Southeastn LA Student Hsg, Ser A (NATL Insd)	5.250	08/01/24	6,003,372
2,250	Louisiana St Ctzn Ppty Ins Corp Assmt Rev, Ser C-2 (AGL Insd)	6.750	06/01/26	2,584,598
6,000	New Orleans, LA Rfdg (NATL Insd)	5.125	09/01/21	6,080,160
2,100	Rapides Fin Auth LA Rev Cleco Pwr Proj (AMT) (b)	5.250	11/01/37	2,220,414

				24,669,973

	Maryland 2.6%
1,095	Maryland St Econ Dev Corp Econ Dev Rev Term Proj, Ser B	5.750	06/01/35	1,122,736
775	Maryland St Econ Dev Corp Econ Dev Rev Trans Fac Proj, Ser A	5.375	06/01/25	787,935
5,000	Maryland St Econ Dev Corp MD Aviation Admin Fac (AGM Insd) (AMT)	5.375	06/01/20	5,152,450

See Notes to Financial Statements

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Maryland (Continued)
$2,000	Maryland St Hlth & Higher Ed Fac Auth Rev MD Inst College of Art	5.000%	06/01/40	$1,861,940
1,105	Maryland St Hlth & Higher Ed Fac Auth Rev Mercy Med Ctr, Ser A	5.500	07/01/42	1,066,181
4,000	Maryland St Trans Auth Arpt Baltimore/WA Intl Arpt, Ser B (AMBAC Insd) (AMT)	5.125	03/01/24	3,978,160

				13,969,402

	Massachusetts 3.5%
1,200	Massachusetts Bay Tran Auth MA Gen Tran Sys Rfdg, Ser A	6.250	03/01/12	1,316,724
2,500	Massachusetts Dev Fin Agy Sr Living Fac Rev, Ser B2	6.250	06/01/14	2,503,175
2,000	Massachusetts Muni Whsl Elec Co Pwr Supply Sys Rev Proj No. 6-A, Ser A (NATL Insd)	5.250	07/01/16	2,088,440
450	Massachusetts St Dev Fin Agy Rev Linden Ponds Inc Fac, Ser A	5.750	11/15/35	332,415
1,380	Massachusetts St Hlth & Ed Fac Auth Rev Hlthcare Sys Covenant	6.000	07/01/31	1,406,882
1,780	Massachusetts St Hlth & Ed Fac Auth Rev Saint Mem Med Ctr, Ser A	6.000	10/01/23	1,551,911
1,000	Massachusetts St Hlth & Ed Fac Auth Rev Univ MA Mem Issue, Ser D	5.000	07/01/33	926,240
925	Massachusetts St Indl Fin Agy Wtr Treatment Amern Hingham (AMT)	6.900	12/01/29	925,102
925	Massachusetts St Indl Fin Agy Wtr Treatment Amern Hingham (AMT)	6.950	12/01/35	924,944
6,590	Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev, Ser A (AMBAC Insd) (a)	4.500	08/15/35	6,580,906

				18,556,739

	Michigan 3.3%
2,450	Detroit, MI Sew Disp Rev Sr Lien Rfdg, Ser C-1 (AGM Insd)	7.000	07/01/27	2,863,658
2,790	Detroit, MI Wtr Supply Sys Rev Sr Lien Rfdg, Ser C (NATL Insd)	5.250	07/01/19	2,875,095
2,000	Grand Rapids, MI Wtr Supply (NATL Insd)	5.750	01/01/15	2,064,420
1,000	Kent Hosp Fin Auth MI Rev Spectrum Hlth, Ser A (b)	5.250	01/15/47	1,096,850
500	Kent Hosp Fin Auth MI Rev Spectrum Hlth, Ser A (b)	5.500	01/15/47	557,600
2,700	Michigan Tob Settlement Fin Auth Tob Settlement Asset Sr, Ser A	6.000	06/01/48	2,071,521
2,285	Taylor, MI Bldg Auth (AMBAC Insd)	6.000	03/01/13	2,552,231
3,090	Troy, MI Downtown Dev Auth Dev Rfdg (NATL Insd)	5.500	11/01/15	3,123,897

				17,205,272

See Notes to Financial Statements

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Minnesota 1.0%
$475	Chisago, MN Hlthcare Fac Rev Cdl Homes LLC Proj	6.000%	08/01/42	$460,474
2,050	Minneapolis, MN Hlthcare Sys Rev Fairview Hlth Svc, Ser A	6.375	11/15/23	2,329,395
1,350	Minneapolis, MN Hlthcare Sys Rev Fairview Hlth Svc, Ser A	6.625	11/15/28	1,513,917
225	North Oaks, MN Sr Hsg Rev Presbyterian Homes North Oaks	6.000	10/01/27	225,119
900	Saint Paul, MN Hsg & Redev Auth Hlthcare Fac Rev Hlth Partners Oblig Grp Proj	5.250	05/15/36	840,744

				5,369,649

	Mississippi 0.4%
1,845	Mississippi Dev Bk Spl Oblig MS Ltd Oblig Hosp Impt (NATL Insd)	5.250	07/01/32	1,861,457

	Missouri 3.6%
325	Cape Girardeau Cnty, MO Indl Dev Auth Hlthcare Fac Rev Southeast MO Hosp Assoc	5.625	06/01/27	313,748
1,700	Cass Cnty, MO Hosp Rev	5.625	05/01/38	1,525,359
625	Cole Cnty, MO Indl Dev Auth Sr Living Fac Rev Lutheran Sr Svc Heisinger Proj	5.500	02/01/35	606,050
1,800	Kirkwood, MO Indl Dev Auth Retirement Cmnty Rev Temp 75 Aberdeen Hts, Ser C-1	7.500	11/15/16	1,806,894
880	Maryland Heights, MO Tax Increment Rev South Heights Redev Proj Rfdg, Ser A	5.500	09/01/18	836,994
4,625	Missouri Jt Mun Elec Util Commn Pwr Proj Rev Plum Point Proj (NATL Insd)	5.000	01/01/27	4,507,294
2,500	Missouri St Dev Fin Brd Infrastructure Fac Rev Crackerneck Creek Proj, Ser C	5.000	03/01/26	2,505,025
2,195	Missouri St Hlth & Ed Fac Rev Univ MO Columbia Arena Proj	5.000	11/01/16	2,327,337
1,500	Saint Louis Cnty, MO Mtg Rev Ctf Rcpt, Ser H (AMT) (c)	5.400	07/01/18	1,687,290
700	Saint Louis, MO Indl Dev Auth Tax Increment & Cmnty Impt Dist Loughborough Com Redev Rfdg	5.750	11/01/27	647,311
2,205	Springfield, MO Pub Bldg Corp Leasehold Rev Springfield Branson Arpt, Ser B (AMBAC Insd) (AMT)	4.550	07/01/29	2,118,123

				18,881,425

	Nebraska 1.0%
5,235	Omaha Pub Pwr Dist NE Elec Rev Sys, Ser A (a)	5.000	02/01/34	5,353,154

See Notes to Financial Statements

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Nevada 2.8%
$2,000	Clark Cnty, NV Econ Dev Rev Alexander Dawson Sch Proj	5.375%	05/15/33	$2,009,120
7,000	Clark Cnty, NV Indl Dev Rev Southwest Gas Corp Proj, Ser A (AMBAC Insd) (AMT)	5.250	07/01/34	6,417,390
4,375	Las Vegas Vly, NV Wtr Dist Rfdg, Ser B (NATL Insd)	5.000	06/01/27	4,567,850
1,750	Reno, NV Hosp Rev Renown Regl Med Ctr Proj, Ser A	5.250	06/01/37	1,632,767

				14,627,127

	New Hampshire 0.7%
1,400	New Hampshire Hlth & Ed Fac Hlthcare Sys Covenant Hlth	5.500	07/01/34	1,402,982
800	New Hampshire St Business Fin Auth Pollutn Ctl Rev Utd Illum Co Proj (AMT) (b)	7.125	07/01/27	846,400
570	New Hampshire St Business Fin Auth Pollutn Ctl Rev Utd Illum Rfdg, Ser A (AMT) (b)	6.875	12/01/29	608,082
850	New Hampshire St Business Fin Auth Wtr Fac Rev Pennichuck Wtrwks Inc (AMBAC Insd) (AMT)	6.300	05/01/22	850,986

				3,708,450

	New Jersey 6.5%
6,625	New Jersey Econ Dev Auth Rev Mtr Veh Rev, Ser A (BHAC Insd) (a)	5.250	07/01/26	7,724,684
2,500	New Jersey Hlthcare Fac Fin Auth Rev Gen Hosp Ctr at Passaic (AGM Insd) (c)	6.750	07/01/19	3,125,525
1,650	New Jersey Hlthcare Fac Fin Auth Rev Saint Peter’s Univ Hosp Oblig	5.750	07/01/37	1,645,347
4,000	New Jersey St Hsg & Mtg Fin Agy Rev Single Family Hsg, Ser X (AMT)	5.100	10/01/23	4,114,240
10,750	Salem Cnty, NJ Indl Pollutn Ctl Fin Auth Rev Pollutn Ctl Pub Svc Elec & Gas, Ser A (NATL Insd) (AMT)	5.450	02/01/32	10,364,398
10,480	Tobacco Settlement Fin Corp NJ, Ser 1A	5.000	06/01/41	7,283,914

				34,258,108

	New Mexico 0.6%
1,500	Jicarilla, NM Apache Nation Rev Adj, Ser A (Acquired 10/23/03, Cost $1,514,910) (f)	5.000	09/01/18	1,571,610
1,500	New Mexico St Hosp Equip Ln Council Hosp Rev Presbyterian Hlthcare Svc, Ser A (a)	6.375	08/01/32	1,670,100

				3,241,710

	New York 6.9%
1,480	Brooklyn Arena Loc Dev Corp NY Barclays Ctr Proj	6.250	07/15/40	1,524,326
620	Brooklyn Arena Loc Dev Corp NY Barclays Ctr Proj	6.375	07/15/43	637,769
7,000	Metropolitan Trans Auth NY Rev Rfdg, Ser A (NATL Insd)	5.250	11/15/31	7,154,980

See Notes to Financial Statements

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (Continued)
$2,000	Metropolitan Transn Auth NY Dedicated Tax Fd, Ser B	5.250%	11/15/29	$2,152,260
2,000	New York City Indl Dev Agy Rev Liberty 7 World Trade Ctr Proj, Ser B	6.750	03/01/15	2,036,080
5,000	New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev, Ser D (a)	5.000	06/15/38	5,161,550
5,440	New York City, Ser I-1 (a)	5.000	02/01/26	5,806,710
1,000	New York St Mtg Agy Homeowner Mtg Rev 145 (AMT)	5.125	10/01/37	1,003,710
2,000	New York St Twy Auth St Pers Income Tax Rev Trans, Ser A (a)	5.000	03/15/26	2,199,860
2,250	New York St Twy Auth St Pers Income Tax Rev Trans, Ser A (a)	5.000	03/15/27	2,460,578
5,000	New York St Urban Dev Corp Rev St Fac Rfdg	5.700	04/01/20	5,909,500
675	Seneca Nation Indians Cap Impt Auth NY Spl Oblig, Ser A (e)	5.000	12/01/23	562,883

				36,610,206

	North Carolina 0.2%
895	North Carolina Med Care Commn Retirement Fac Rev First Mtg Southminster Proj, Ser A	5.750	10/01/37	791,923

	Ohio 7.2%
2,250	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A-2	5.125	06/01/24	2,078,550
1,850	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A-2	5.750	06/01/34	1,455,598
1,000	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A-2	5.875	06/01/30	846,790
1,000	Dayton, OH Arpt Rev James M Cox Dayton Rfdg, Ser C (Radian Insd) (AMT)	5.250	12/01/27	962,190
3,600	Lorain Cnty, OH Hosp Rev Fac Catholic Rfdg, Ser C-1 (AGM Insd) (a)	5.000	04/01/24	3,749,580
3,325	Lorain Cnty, OH Hosp Rev Fac Catholic, Ser A (AGM Insd) (a)	5.000	02/01/24	3,463,121
3,350	Lorain Cnty, OH Hosp Rev Fac Catholic, Ser B (AGM Insd) (a)	5.000	02/01/24	3,489,193
1,625	Montgomery Cnty, OH Rev Catholic Hlth, Ser C-1 (AGM Insd) (a)	5.000	10/01/41	1,629,225
1,740	Montgomery Cnty, OH Rev Miami Vly Hosp, Ser A	6.000	11/15/28	1,839,511
1,100	Montgomery Cnty, OH Rev Miami Vly Hosp, Ser A	6.250	11/15/39	1,158,872
1,810	Muskingum Cnty, OH Hosp Fac Rev Bethesda Care Sys Impt & Rfdg (Connie Lee Insd)	6.250	12/01/10	1,815,701
5,000	Ohio St Air Quality Dev Auth Rev Dayton Pwr (BHAC Insd) (AMT) (a)	4.800	09/01/36	5,023,850

See Notes to Financial Statements

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Ohio (Continued)
$2,800	Ohio St Air Quality Dev Auth Rev Pollutn Ctl First Energy Rfdg, Ser C	5.625%	06/01/18	$2,980,180
1,275	Ohio St Higher Ed Fac Commn Rev Summa Hlth Sys 2010 Proj (h)	5.750	11/15/35	1,262,250
2,250	Ohio St Higher Ed Fac Commn Rev Univ Hosp Hlth Sys, Ser 2009A	6.750	01/15/39	2,405,385
2,294	Ohio St Hsg Fin Agy Residential Mtg Rev Mtg Bkd Sec Pgm, Ser F (GNMA Collateralized) (a)	5.500	09/01/39	2,393,124
1,050	Ohio St Wtr Dev Auth Pollutn Ctl Fac Rev Rfdg First Energy, Ser A (b)	5.875	06/01/33	1,147,850
155	Toledo Lucas Cnty, OH Port Auth Northwest Bd Fd, Ser A (AMT) (c)	6.000	05/15/11	156,535

				37,857,505

	Oklahoma 0.6%
1,650	Chickasaw Nation, OK Hlth Sys (e)	6.250	12/01/32	1,661,863
1,250	Tulsa Cnty, OK Indl Auth Sr Living Cmnty Rev Montereau Inc Proj, Ser A	7.125	11/01/30	1,252,475

				2,914,338

	Oregon 0.5%
2,500	Oregon St Dept Admin Rfdg, Ser C (NATL Insd)	5.250	11/01/18	2,666,200

	Pennsylvania 0.2%
1,500	Allegheny Cnty, PA Hosp Dev Auth Rev Hlth Sys West PA, Ser A	5.000	11/15/28	1,273,140

	South Carolina 6.0%
3,125	Charleston Ed Excellence Fin Corp SC Rev Charleston Cnty Sch Dist	5.250	12/01/25	3,283,593
9,375	Charleston Ed Excellence Fin Corp SC Rev Charleston Cnty Sch Dist	5.250	12/01/26	9,812,719
3,115	Greenville, SC Impt & Rfdg (NATL Insd)	5.250	04/01/21	3,291,714
1,100	South Carolina Jobs Econ Dev Auth Hlth Fac Rev First Mtg Wesley Com Rfdg	5.300	10/01/36	867,163
2,200	South Carolina Jobs Econ Dev Auth Hosp Fac Rev Palmetto Hlth Alliance Rfdg, Ser A	6.250	08/01/31	2,254,868
1,000	South Carolina Jobs Econ Dev Auth Hosp Rev Rfdg & Impt Anmed Hlth, Ser B (AGL Insd)	5.500	02/01/38	1,045,830
6,500	South Carolina Jobs Econ Dev Auth Indl Rev Elec & Gas Co Proj, Ser A (AMBAC Insd)	5.200	11/01/27	6,772,545
3,750	South Carolina Jobs Econ Dev Auth Indl Rev Elec & Gas Co Proj, Ser B (AMBAC Insd) (AMT)	5.450	11/01/32	3,750,000
750	South Carolina Jobs Econ Dev Auth Rev Woodlands at Furman Proj, Ser A	6.000	11/15/42	524,625

See Notes to Financial Statements

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	South Carolina (Continued)
$280	Tobacco Settlement Rev Mgmt Auth SC Tob Settlement Rev Rfdg	5.000%	06/01/18	$280,288

				31,883,345

	Tennessee 4.7%
2,130	Chattanooga, TN Hlth Ed & Hsg Fac Brd Rev CDFI Phase I LLC Proj Rfdg, Ser A	5.000	10/01/25	1,976,214
2,595	Chattanooga, TN Hlth Ed & Hsg Fac Brd Rev CDFI Phase I LLC Proj Rfdg, Ser A	5.125	10/01/35	2,316,115
1,270	Elizabethton, TN Hlth & Ed Fac Brd Rev Hosp First Mtg Impt & Rfdg, Ser B (Prerefunded @ 7/01/12)	8.000	07/01/33	1,434,998
12,525	Johnson City, TN Hlth & Ed Fac Brd Hosp Rev Cap Apprec First Mtg Rfdg, Ser A (NATL Insd)	*	07/01/26	4,883,999
4,800	Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg Mtn St Hlth Rfdg, Ser A (NATL Insd) (Prerefunded @ 7/01/12)	7.500	07/01/25	5,375,856
5,625	Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg Mtn St Hlth, Ser A	5.500	07/01/36	5,391,450
3,100	Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev Methodist, Ser B (AGM Insd) (a)	5.250	09/01/27	3,240,058

				24,618,690

	Texas 19.3%
1,750	Alliance Arpt Auth Inc TX Spl Fac Rev FedEx Corp Proj Rfdg (AMT)	4.850	04/01/21	1,736,752
750	Dallas Cnty, TX Flood Ctl Dist Rfdg	6.750	04/01/16	798,390
1,400	Dallas, TX Civic Ctr Rfdg & Impt (AGL Insd)	5.000	08/15/18	1,535,464
1,600	Dallas, TX Civic Ctr Rfdg & Impt (AGL Insd)	5.000	08/15/19	1,749,424
8,000	Dallas-Fort Worth, TX Intl Arpt Rev Impt & Rfdg, Ser A (BHAC Insd) (AMT)	5.500	11/01/31	8,045,680
775	Dallas-Fort Worth, TX Intl Arpt Rev Jt, Ser C (NATL Insd) (AMT)	5.750	11/01/18	777,402
1,500	Dallas-Fort Worth, TX Intl Arpt Rev Jt, Ser C (NATL Insd) (AMT)	6.000	11/01/23	1,505,145
5,850	El Paso Cnty, TX Hosp Dist, Ser A (AGL Insd) (a)	5.000	08/15/37	6,037,902
1,000	Harris Cnty, TX Hlth Fac Dev Corp Hosp Rev Mem Hermann Hlthcare, Ser A (Prerefunded @ 6/01/11)	6.375	06/01/29	1,073,470
925	Harris Cnty, TX Hlth Fac Dev Corp Hosp Rev Rfdg Mem Hermann Hlthcare Sys, Ser B	7.250	12/01/35	1,046,036
1,100	Harris Cnty, TX Indl Dev Corp Solid Waste Disp Rev Deer Pk Refng Proj	5.000	02/01/23	1,118,216
4,350	Harris Cnty, TX Sr Lien Toll Rd, Ser A (a)	5.000	08/15/32	4,547,012
3,000	Houston, TX Arpt Sys Rev Sub Lien, Ser A (AGM Insd) (AMT)	5.625	07/01/30	3,001,500

See Notes to Financial Statements

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (Continued)
$9,425	Houston, TX Util Sys Rev Comb First Lien Rfdg, Ser A (AGM Insd) (a)	5.000%	11/15/36	$9,818,211
3,700	Judson, TX Indpt Sch Dist Sch Bldg (AGL Insd) (a)	5.000	02/01/37	3,795,608
5,000	Matagorda Cnty, TX Navig Dist No. 1 Rev Houston Lt Rfdg (AMBAC Insd) (AMT) (b)	5.125	11/01/28	4,834,700
1,350	McLennan Cnty, TX Pub Fac Corp Proj Rev	6.625	06/01/35	1,477,197
1,410	Mesquite, TX Hlth Fac Dev Retirement Fac Christian Care Ctr	5.625	02/15/35	1,255,746
3,500	Metropolitan Hlth Fac Dev Corp TX Wilson N Jones Mem Hosp Proj (Prerefunded @ 1/01/2011)	7.250	01/01/31	3,645,145
1,000	Mission, TX Econ Dev Corp Solid Waste Disp Rev Waste Mgmt Inc Proj (AMT) (b)	6.000	08/01/20	1,089,600
500	North Central, TX Hlth Fac Dev Corp Rev Hosp Baylor Hlthcare Sys Proj, Ser A	5.125	05/15/29	501,925
1,000	North TX Twy Auth Rev Rfdg Sys First Tier, Ser B	5.625	01/01/28	1,060,240
1,000	North TX Twy Auth Rev Rfdg Sys First Tier, Ser B	6.000	01/01/26	1,084,170
1,250	North TX Twy Auth Rev Rfdg Sys First Tier, Ser B	6.000	01/01/27	1,355,213
1,750	North TX Twy Auth Rev Sys First Tier Rfdg, Ser L-2 (b)	6.000	01/01/38	1,930,058
3,200	North TX Twy Auth Rev Toll Second Tier Rfdg, Ser F	5.750	01/01/33	3,382,400
3,960	Stafford, TX Econ Dev Corp (NATL Insd)	5.500	09/01/30	4,103,946
1,990	Stafford, TX Econ Dev Corp (NATL Insd)	6.000	09/01/19	2,277,197
1,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Buckingham Sr Living Cmnty Inc	5.625	11/15/27	920,950
2,800	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Buckingham Sr Living Cmnty Inc	5.750	11/15/37	2,499,280
7,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Buckner Retirement Svcs Inc Proj	5.250	11/15/37	6,695,710
500	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac CC Young Mem Hom Proj	5.750	02/15/25	418,605
1,300	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac CC Young Mem Home, Ser B-2	6.500	02/15/14	1,303,718
3,600	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Rev Christus Hlth Rfdg, Ser A (AGL Insd)	6.250	07/01/28	3,987,900
1,675	Texas Private Activity Surface Trans Corp Sr Lien Nt Mobility	6.875	12/31/39	1,757,343
6,450	Texas St Trans Commn Mobility Fd (a)	5.000	04/01/28	6,954,261

See Notes to Financial Statements

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (Continued)
$3,100	Tyler, TX Hlth Fac Dev Corp Hosp Rev Rfdg & Impt East TX Med Ctr Rfdg, Ser A	5.375%	11/01/37	$2,860,153

				101,981,669

	Utah 0.9%
4,950	Intermountain Pwr Agy UT Pwr Supply Rev Rfdg, Ser A (FGIC Insd) (c)	*	07/01/17	3,893,472
875	Utah St Charter Sch Fin Auth Charter Sch Rev Summit Academy, Ser A	5.800	06/15/38	792,120

				4,685,592

	Virginia 1.1%
550	Lexington, VA Indl Dev Auth Residential Care Fac Rev Mtg Kendal at Lexington, Ser A	5.500	01/01/37	445,280
1,465	Richmond, VA Indl Dev Auth Govt Fac Rev Bd (AMBAC Insd)	5.000	07/15/17	1,584,075
1,520	Tobacco Settlement Fin Corp VA	5.500	06/01/26	1,702,081
1,868	White Oak Vlg Shops VA Cmnty Dev Auth Spl Assmt Rev	5.300	03/01/17	1,864,675

				5,596,111

	Washington 1.1%
1,500	Kalispel Tribe Indians Priority Dist WA Rev	6.625	01/01/28	1,295,040
3,000	Spokane, WA Pub Fac Dist Hotel Motel & Sales Use Tax (NATL Insd)	5.250	09/01/33	3,044,850
1,720	Washington St Hsg Fin Commn Nonprofit Rev Custodial Rcpt Wesley Homes, Ser 2007A-2027 (Acquired 05/07/08, Cost $1,720,000) (f)	6.000	01/01/27	1,567,866

				5,907,756

	West Virginia 1.3%
2,500	Harrison Cnty, WV Cnty Cmnty Solid Waste Disp Rev Allegheny Energy Rfdg, Ser D (AMT)	5.500	10/15/37	2,414,150
1,160	West Virginia St Hosp Fin Auth Hosp Rev Rfdg & Impt Utd Hlth Sys, Ser C	5.500	06/01/34	1,162,401
1,065	West Virginia St Hosp Fin Auth Hosp Rev Rfdg & Impt Utd Hlth Sys, Ser C	5.500	06/01/39	1,072,508
1,100	West Virginia St Hosp Fin Auth Hosp Rev Thomas Hlth Sys	6.000	10/01/20	1,093,048
1,270	West Virginia St Hosp Fin Auth Hosp Rev Thomas Hlth Sys	6.250	10/01/23	1,266,495

				7,008,602

	Wisconsin 2.2%
500	Superior, WI Collateralized Util Rev Superior Wtr Lt & Pwr Proj Rfdg, Ser A (AMT)	5.375	11/01/21	508,795
460	Superior, WI Collateralized Util Rev Superior Wtr Lt & Pwr Proj, Ser B (AMT)	5.750	11/01/37	462,778
3,100	Wisconsin Hsg & Econ Dev Auth Home Ownership Rev, Ser A (AMT) (a)	5.300	09/01/23	3,231,657

See Notes to Financial Statements

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Wisconsin (Continued)
$3,600	Wisconsin Hsg & Econ Dev Auth Home Ownership Rev, Ser A (AMT) (a)	5.500%	09/01/28	$3,729,276
1,125	Wisconsin St Gen Rev Appropriation Rev, Ser A	5.375	05/01/25	1,240,088
1,100	Wisconsin St Hlth & Ed Fac Auth Rev Aurora Hlthcare Inc, Ser B (b)	5.125	08/15/27	1,168,046
1,340	Wisconsin St Hlth & Ed Fac Auth Rev Prohealth Care Inc Oblig Grp	6.625	02/15/39	1,455,508

				11,796,148

	Wyoming 0.8%
1,350	Sweetwater Cnty, WY Pollutn Ctl Rev ID Pwr Co Proj Rfdg	5.250	07/15/26	1,432,539
2,790	Sweetwater Cnty, WY Solid Waste Disp Rev FMC Corp Proj Rfdg (AMT)	5.600	12/01/35	2,701,473

				4,134,012

	Puerto Rico 1.9%
2,300	Puerto Rico Elec Pwr Auth Pwr Rev, Ser XX	5.250	07/01/40	2,334,247
3,125	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A (b)	5.000	08/01/39	3,263,375
1,750	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A	5.375	08/01/39	1,810,953
2,500	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A	5.500	08/01/42	2,611,050

				10,019,625

Total Long-Term Investments 170.0 (Cost $891,353,853)				897,008,200

Total Short-Term Investments 0.9% (Cost $5,025,000)				5,025,000

Total Investments 170.9% (Cost $896,378,853)				902,033,200

See Notes to Financial Statements

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

Description		Value

Liability for Floating Rate Note Obligations Related to Securities Held (21.2%) (Cost ($112,075,000))
$(112,075)	Notes with interest rates ranging from 0.30% to 0.75% at April 30, 2010 and contractual maturities of collateral ranging from 2023 to 2041 (See Note 1(G) in the Notes to Financial Statements (i)	$(112,075,000)

Total Net Investment 149.7% (Cost $784,303,853)		789,958,200

Other Assets in Excess of Liabilities 2.0%		10,741,532

Preferred Shares (including accrued distributions) (51.7%)		(273,023,274)

Net Assets Applicable to Common Shares 100.0%		$527,676,458

Percentages are calculated as a percentage of net assets applicable to common shares.

*	Zero coupon bond

(a)	Underlying security related to Inverse Floaters entered into by the Trust. See Note 1(G) in the Notes to Financial Statements

(b)	Variable Rate Coupon

(c)	Escrowed to Maturity

(d)	Security is a “step-up” bond where the coupon increases or steps up at a predetermined date.

(e)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(f)	Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.8% of net assets applicable to common shares.

(g)	Non-income producing security.

(h)	Security purchased on a when-issued or delayed delivery basis.

(i)	Floating rate notes. The interest rate shown reflects the rates in effect at April 30, 2010.

See Notes to Financial Statements

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments  ■  April 30, 2010 (Unaudited)  continued

AGC—AGC Insured Custody Certificates
AGL—Assured Guaranty Ltd.
AGM—Assured Guaranty Municipal Corp.
AMBAC—AMBAC Indemnity Corp.
AMT—Alternative Minimum Tax
BHAC—Berkshire Hathaway Assurance Corp.
Connie Lee—Connie Lee Insurance Co.
FGIC—Financial Guaranty Insurance Co.
GNMA—Government National Mortgage Association
LOC—Letter of Credit
NATL—National Public Finance Guarantee Corp.
Radian—Radian Asset Assurance
Syncora—Syncora Guarantee Inc.

Fair Value Measurements

Various inputs are used in determining the value of the Trust’s investments. These inputs are summarized in the three broad levels listed below. (See Note 1(B) in the Notes to Financial Statements for further information regarding fair value measurements.)

The following is a summary of the inputs used as of April 30, 2010 in valuing the Trust’s investments carried at value.

	Level 1	Level 2	Level 3
Significant
		Other Significant	Unobservable
Investments	Quoted Prices	Observable Inputs	Inputs	Total

Investments in an Asset Position
Municipal Bonds Issued by States of the United States and Political Subdivisions of the United States	$-0-	$902,033,200	$-0-	$902,033,200

See Notes to Financial Statements

Van Kampen Advantage Municipal Income Trust II
Financial Statements

Statement of Assets and Liabilities
April 30, 2010 (Unaudited)

Assets:
Total Investments (Cost $896,378,853)	$902,033,200
Cash	132,233
Receivables:
Interest	14,301,986
Investments Sold	190,000
Other	2,692

Total Assets	916,660,111

Liabilities:
Payables:
Floating Rate Note Obligations	112,075,000
Investments Purchased	2,212,250
Investment Advisory Fee	335,236
Other Affiliates	65,414
Trustees’ Deferred Compensation and Retirement Plans	1,159,511
Accrued Expenses	112,968

Total Liabilities	115,960,379
Preferred Shares (including accrued distributions)	273,023,274

Net Assets Applicable to Common Shares	$527,676,458

Net Asset Value Per Common Share ($527,676,458 divided by 44,221,386 shares outstanding)	$11.93

Net Assets Consist of:
Common Shares ($0.01 par value with an unlimited number of shares authorized, 44,221,386 shares issued and outstanding)	$442,214
Paid in Surplus	586,619,318
Accumulated Undistributed Net Investment Income	13,485,977
Net Unrealized Appreciation	5,654,347
Accumulated Net Realized Loss	(78,525,398)

Net Assets Applicable to Common Shares	$527,676,458

Preferred Shares ($0.01 par value, authorized 100,000,000 shares, 10,920 issued with liquidation preference of $25,000 per share)	$273,000,000

Net Assets Including Preferred Shares	$800,676,458

See Notes to Financial Statements

Van Kampen Advantage Municipal Income Trust II
Financial Statements  continued

Statement of Operations
For the Six Months Ended April 30, 2010 (Unaudited)

Investment Income:
Interest	$24,741,365

Expenses:
Investment Advisory Fee	2,496,882
Interest and Residual Trust Expenses	669,389
Preferred Share Maintenance	273,806
Trustees’ Fees and Related Expenses	144,318
Accounting and Administrative Expenses	96,904
Professional Fees	58,111
Reports to Shareholders	30,475
Custody	23,502
Transfer Agent Fees	22,314
Registration Fees	11,057
Credit Line	7,698
Other	19,735

Total Expenses	3,854,191
Investment Advisory Fee Reduction	453,979

Net Expenses	3,400,212

Net Investment Income	$21,341,153

Realized and Unrealized Gain/Loss:
Net Realized Loss	$(3,588,529)

Unrealized Appreciation/Depreciation:
Beginning of the Period	(11,726,717)
End of the Period:	5,654,347

Net Unrealized Appreciation During the Period	17,381,064

Net Realized and Unrealized Gain	$13,792,535

Distributions to Preferred Shareholders	$(539,393)

Net Increase in Net Assets Applicable to Common Shares from Operations	$34,594,295

See Notes to Financial Statements

Van Kampen Advantage Municipal Income Trust II
Financial Statements  continued

Statement of Changes of Net Assets (Unaudited)

	For The	For The
	Six Months Ended	Year Ended
	April 30, 2010	October 31, 2009

From Investment Activities:
Operations:
Net Investment Income	$21,341,153	$44,760,817
Net Realized Loss	(3,588,529)	(34,437,721)
Net Unrealized Appreciation During the Period	17,381,064	127,713,803
Distributions to Preferred Shareholders:
Net Investment Income	(539,393)	(2,814,469)

Change in Net Assets Applicable to Common Shares from Operations	34,594,295	135,222,430

Distributions to Common Shareholders:
Net Investment Income	(19,228,818)	(33,937,569)

Net Change in Net Assets Applicable to Common Shares from Investment Activities	15,365,477	101,284,861

From Capital Transactions:
Value of Common Shares Issued Through Dividend Reinvestment	273,216	127,813
Repurchase of Shares	-0-	(45,774)

Net Change in Net Assets Applicable to Common Shares from Capital Transactions	273,216	82,039

Total Increase in Net Assets Applicable to Common Shares	15,638,693	101,366,900
Net Assets Applicable to Common Shares:
Beginning of the Period	512,037,765	410,670,865

End of the Period (Including accumulated undistributed net investment income of $13,485,977 and $11,913,035, respectively)	$527,676,458	$512,037,765

See Notes to Financial Statements

Van Kampen Advantage Municipal Income Trust II
Financial Statements  continued

Statement of Cash Flows
For the Six Months Ended April 30, 2010 (Unaudited)

Change in Net Assets from Operations (including Preferred Share Distributions)	$34,594,295

Adjustments to Reconcile the Change in Net Assets from Operations to
Net Cash Provided by Operating Activities:
Purchases of Investments	(46,227,333)
Proceeds from Sales of Investments	77,960,920
Net Purchases of Short-Term Investments	(4,725,000)
Amortization of Premium	621,909
Accretion of Discount	(1,610,787)
Net Realized Loss on Investments	3,588,529
Net Change in Unrealized Depreciation on Investments	(17,381,064)
Decrease in Interest Receivables	810,884
Decrease in Other Assets	13,528
Decrease in Investment Advisory Fee Payable	(26,419)
Decrease in Accrued Expenses	(27,432)
Decrease in Other Affiliates Payable	(34,953)
Increase in Trustees’ Deferred Compensation and Retirement Plans	141,833

Total Adjustments	13,104,615

Net Cash Provided by Operating Activities	47,698,910

Cash Flows From Financing Activities
Retirement of Preferred Shares	(28,500,000)
Dividends Paid (net of reinvested dividends of $273,216)	(19,020,811)
Proceeds from and Repayments of Floating Rate Note Obligations	(340,000)

Net Cash Used In Financing Activities	(47,860,811)

Net Decrease in Cash	(161,901)
Cash at the Beginning of the Period	294,134

Cash at the End of the Period	$132,233

Supplemental Disclosures of Cash Flow Information
Cash Paid During the Period for Interest	$669,389

See Notes to Financial Statements

Van Kampen Advantage Municipal Income Trust II
Financial Highlights  (Unaudited)

The following schedule presents financial highlights for one common share of the Trust outstanding throughout the periods indicated.

	Six Months
	Ended		Year Ended October 31,
	April 30, 2010		2009	2008	2007	2006	2005

Net Asset Value, Beginning of the Period	$11.59		$9.29	$13.73	$14.74	$14.62	$14.86

Net Investment Income	0.48	(a)	1.01 (a)	1.12 (a)	1.05 (a)	0.98 (a)	1.01
Net Realized and Unrealized Gain/Loss	0.31		2.12	(4.51)	(1.03)	0.44	(0.14)
Common Share Equivalent of Distributions Paid to Preferred Shareholders:
Net Investment Income	(0.01)		(0.06)	(0.33)	(0.34)	(0.30)	(0.21)
Net Realized Gain	-0-		-0-	-0-	-0-	(0.01)	-0-

Total from Investment Operations	0.78		3.07	(3.72)	(0.32)	1.11	0.66
Distributions Paid to Common Shareholders:
Net Investment Income	(0.44)		(0.77)	(0.72)	(0.69)	(0.73)	(0.90)
Net Realized Gain	-0-		-0-	-0-	-0-	(0.26)	-0-

Net Asset Value, End of the Period	$11.93		$11.59	$9.29	$13.73	$14.74	$14.62

Common Share Market Price at End of the Period	$11.90		$11.28	$8.40	$12.08	$13.10	$13.08
Total Return (b)*	9.50%	**	45.16%	–25.96%	–2.89%	7.86%	–5.06%
Net Assets Applicable to Common Shares at End of the Period (In millions)	$527.7		$512.0	$410.7	$613.6	$664.8	$119.6
Ratio of Expenses to Average Net Assets Applicable to Common Shares (c)*	1.32%		1.69%	2.32%	2.25%	1.36%	1.33%
Ratio of Net Investment Income to Average Net Assets Applicable to Common Shares (c)*	8.31%		9.96%	8.95%	7.33%	6.90%	6.78%
Portfolio Turnover	5%	**	15%	56%	18%	14%	29%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets Applicable to Common Shares (c)	1.50%		1.89%	2.49%	2.40%	N/A	N/A
Ratio of Net Investment Income to Average Net Assets Applicable to Common Shares (c)	8.14%		9.76%	8.78%	7.18%	N/A	N/A
Supplemental Ratios:
Ratio of Expenses (Excluding Interest and Residual Trust Expenses) to Average Net Assets Applicable to Common Shares (c)	1.06%		1.21%	1.07%	1.06%	1.28%	1.33%
Ratio of Net Investment Income to Average Net Assets Applicable to Common Shares (d)	8.10%		9.33%	6.31%	4.95%	4.80%	5.40%
Senior Securities:
Total Preferred Shares Outstanding	10,920		12,060	13,440	16,800	16,800	3,200
Asset Coverage Per Preferred Share (e)	$73,324		$67,459	$55,571	$61,536	$64,593	$62,369
Involuntary Liquidating Preference Per Preferred Share	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Average Market Value Per Preferred Share	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

** Non-annualized

N/A	=Not Applicable
(a)	Based on average shares outstanding.
(b)	Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.
(c)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(d)	Ratios reflect the effect of dividend payments to preferred shareholders.
(e)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets and dividing this by the number of preferred shares outstanding.

See Notes to Financial Statements

Van Kampen Advantage Municipal Income Trust II
Notes to Financial Statements  ■  April 30, 2010 (Unaudited)

1. Significant Accounting Policies
Van Kampen Advantage Municipal Income Trust II (the “Trust”) is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust’s investment objective is to seek to provide a high level of current income exempt from federal income tax, consistent with preservation of capital. The Trust will invest substantially all of its assets in municipal securities rated investment grade at the time of investment. The Trust commenced investment operations on August 27, 1993.
The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards CodificationTM (ASC) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with GAAP. The ASC supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The ASC did not change GAAP but rather organized it into a hierarchy where all guidance within the ASC carries an equal level of authority. The ASC became effective for financial statements issued for interim and annual periods ending after September 15, 2009. The Trust appropriately updated relevant GAAP references to reflect the new ASC.

A. Security Valuation Municipal bonds are valued by independent pricing services or dealers using the mean of the last reported bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

B. Fair Value Measurements FASB ASC 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Trust would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the

Van Kampen Advantage Municipal Income Trust II
Notes to Financial Statements  ■  April 30, 2010 (Unaudited)  continued

circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Trust’s investments. The inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices in active markets for identical investments
Level 2—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3—	significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

C. Security Transactions Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Trust may purchase and sell securities on a “when-issued” or “delayed delivery” basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Trust will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At April 30, 2010, the Trust had $1,262,250 in when-issued or delayed delivery purchase commitments.

D. Investment Income Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security.

E. Federal Income Taxes It is the Trust’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. Management has concluded there are no significant uncertain tax positions that would required recognition in the financial statements. If applicable, the Trust recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Trust files tax returns with the U.S. Internal Revenue Service and various states. Generally, each of the tax years in the four year period ended October 31, 2009, remains subject to examination by taxing authorities.
The Trust intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. At October 31, 2009, the Trust had an accumulated capital loss carryforward for tax purposes of $75,137,568, which will expire according to the following schedule.

Amount	Expiration

$2,455,675	October 31, 2014
8,594,496	October 31, 2015
30,211,343	October 31, 2016
33,876,054	October 31, 2017

Van Kampen Advantage Municipal Income Trust II
Notes to Financial Statements  ■  April 30, 2010 (Unaudited)  continued

At April 30, 2010, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes	$774,367,607

Gross tax unrealized appreciation	39,766,084
Gross tax unrealized depreciation	(24,188,941)

Net tax unrealized appreciation on investments	$15,577,143

F. Distribution of Income and Gains The Trust declares and pays monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed at least annually on a pro rata basis to common and preferred shareholders. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income for tax purposes.
The tax character of distributions paid during the year ended October 31, 2009 were as follows:

Distributions paid from:
Ordinary income	$432,892
Tax-exempt income	36,502,212

$36,935,104

As of October 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$14,429
Undistributed tax-exempt income	12,082,343

Net realized gains or losses may differ for financial reporting and tax purposes as a result of gains or losses recognized on securities for tax purposes but not for book purposes, and the deferral of losses relating to wash sales transactions.

G. Floating Rate Obligations Related to Securities Held The Trust enters into transactions in which it transfers to dealer trusts fixed rate bonds in exchange for cash and residual interests in the dealer trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The dealer trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The Trust enters into shortfall agreements with the dealer trusts, which commit the Trust to pay the dealer trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the dealer trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the dealer trusts to the Trust, thereby collapsing the dealer trusts. The Trust accounts for the transfer of bonds to the dealer trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption “Floating Rate

Van Kampen Advantage Municipal Income Trust II
Notes to Financial Statements  ■  April 30, 2010 (Unaudited)  continued

Note Obligations” on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption “Interest” and records the expenses related to floating rate note obligations and any administrative expenses of the dealer trusts under the caption “Interest and Residual Trust Expenses” on the Trust’s Statement of Operations. The notes issued by the dealer trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the dealer trusts for redemption at par at each reset date. At April 30, 2010, Trust investments with a value of $199,651,452 are held by the dealer trusts and serve as collateral for the $112,075,000 in floating rate notes outstanding at that date. Contractual maturities of the floating rate notes and interest rates in effect at April 30, 2010 are presented on the Portfolio of Investments. The average floating rate notes outstanding and average annual interest and fee rate related to residual interests during the six months ended April 30, 2010 were $112,422,006 and 1.20%, respectively.

H. Reporting Subsequent Events Management has evaluated the impact of any subsequent events through the date the financial statements were effectively issued. Management has determined that other than the event described in Note 9, there are no material events or transactions that would affect the Trust’s financial statements or require disclosure in the Trust’s financial statements through this date.

2. Investment Advisory Agreement and Other Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, Van Kampen Asset Management (the “Adviser”) provides investment advice and facilities to the Trust for an annual fee payable monthly of 0.55% of the average daily net assets including current preferred shares and leverage of $112,363,294 entered into to retire previously issued preferred shares of the Trust. The Adviser has agreed to waive investment advisory fees equal to 0.10% of the average daily net assets including current preferred shares and leverage of $112,363,294 entered into to retire previously issued preferred shares of the Trust. During the six months ended April 30, 2010, the Adviser waived approximately $454,000 of its advisory fees. This waiver is voluntary and can be discontinued at any time.
For the six months ended April 30, 2010, the Trust recognized expenses of approximately $14,300, representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a Trustee of the Trust is a partner of such firm and he and his law firm provide legal services as legal counsel to the Trust.
Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Trust. The costs of these services are allocated to each trust. For the six months ended April 30, 2010, the Trust recognized expenses of approximately $59,600 representing Van Kampen Investments Inc.’s or its affiliates’ (collectively “Van Kampen”) cost of providing accounting and legal services to the Trust, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of “Professional Fees” on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of “Accounting and Administrative Expenses” on the Statement of Operations.
Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are also officers of Van Kampen.

Van Kampen Advantage Municipal Income Trust II
Notes to Financial Statements  ■  April 30, 2010 (Unaudited)  continued

The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee’s years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500. Pursuant to the closing of the transaction as described in Note 9, the deferred compensation and retirement plans were terminated and amounts owed to the trustees were distributed on May 27, 2010.

3. Capital Transactions
For the six months ended April 30, 2010 and for the year ended October 31, 2009, transactions in common shares were as follows:

	Six Months Ended	Year Ended
	April 30, 2010	October 31, 2009

Beginning Shares	44,198,222	44,191,881
Shares Issued Through Dividend Reinvestment	23,164	11,795
Shares Repurchased*	-0-	(5,454)

Ending Shares	44,221,386	44,198,222

*	The Trust has a share repurchase program for purposes of enhancing stockholder value and reducing the discount at which the Trust’s shares trade from its net asset value. For the six months ended April 30, 2010 the Trust repurchased none of its shares and for the year ended October 31, 2009 the Trust repurchased 5,454, of its shares at an average discount of 7.79%, from net asset value per share. The Trust expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes such activity will further the accomplishment of the foregoing objectives, subject to review of the Trustees.

4. Investment Transactions
During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $46,249,241 and $74,511,630, respectively.

5. Inverse Floating Rate Securities
The Trust may invest a portion of its assets in inverse floating rate municipal securities, which are variable debt instruments that pay interest at rates that move in the opposite direction of prevailing interest rates. These investments are typically used by the Trust in seeking to enhance the yield of the portfolio or used as an alternative form of leverage in order to redeem a portion of the Trust’s preferred shares. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Inverse floating rate investments have varying degrees of liquidity. Inverse floating rate securities in which the Trust may invest include derivative instruments such as residual interest bonds (“RIBs”) or tender option bonds (“TOBs”). Such instruments are typically created by a special purpose trust that holds long-term fixed rate bonds (which may be tendered by the Trust in certain instances) and sells two classes of beneficial interests: short-term floating rate interests, which are sold to third party investors, and inverse floating residual interests, which are purchased by the Trust. The short-term floating rate interests have first priority on the

Van Kampen Advantage Municipal Income Trust II
Notes to Financial Statements  ■  April 30, 2010 (Unaudited)  continued

cash flow from the bonds held by the special purpose trust and the Trust is paid the residual cash flow from the bonds held by the special purpose trust.
The Trust generally invests in inverse floating rate investments that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The market value of a “leveraged” inverse floating rate investment generally will fluctuate in response to changes in market rates of interest to a greater extent than the value of an unleveraged investment. The extent of increases and decreases in the value of inverse floating rate investments generally will be larger than changes in an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate investments.
In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

6. Preferred Shares
As of April 30, 2010, the Trust has outstanding 10,920 Auction Preferred Shares (APS). Series A, Series B, Series C and Series D each contain 1,040 shares, Series E contains 910 shares, Series F, Series G, Series H, and Series I each contain 1,300 shares, and Series J contains 650 shares. Dividends are cumulative and the dividend rates are generally reset every 7 days for Series A, Series B, Series, C, Series D, Series E, Series F, Series J, while Series G, Series H, and Series I are generally reset every 28 days through an auction process. Beginning on February 13, 2008, and continuing through April 30, 2010, all series of preferred shares of the Trust were not successfully remarketed. As a result, the dividend rates of these preferred shares were reset to the maximum applicable rate on APS. The average rate in effect on April 30, 2010 was 0.46%. During the six months ended April 30, 2010, the rates ranged from 0.24% to 0.50%.
Historically, the Trust paid annual fees equivalent to 0.25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auction. Effective March 16, 2009, the Trust decreased this amount to 0.15% due to auction failures. In the future, if auctions no longer fail, the Trust may return to an annual fee payment of 0.25% of the preferred share liquidation value. These fees are included as a component of “Preferred Share Maintenance” expense on the Statement of Operations.
The APS are redeemable at the option of the Trust in whole or in part at the liquidation value of $25,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain asset coverage tests and the APS are subject to mandatory redemption if the tests are not met.

Van Kampen Advantage Municipal Income Trust II
Notes to Financial Statements  ■  April 30, 2010 (Unaudited)  continued

The Trust entered into additional inverse floating rate securities as an alternative form of leverage in order to redeem and retire a portion of its preferred shares. For the six months ended April 30, 2010, transactions in preferred shares were as follows:

	Series A		Series B		Series C		Series D		Series E
	Shares	Value	Shares	Value	Shares	Value	Shares	Value	Shares	Value

Outstanding at October 31, 2009	1,120	$28,000,000	1,120	$28,000,000	1,120	$28,000,000	1,120	$28,000,000	980	$24,500,000
Shares Retired	(80)	(2,000,000)	(80)	(2,000,000)	(80)	(2,000,000)	(80)	(2,000,000)	(70)	(1,750,000)

Outstanding at April 30, 2010	1,040	$26,000,000	1,040	$26,000,000	1,040	$26,000,000	1,040	$26,000,000	910	$22,750,000

	Series F		Series G		Series H		Series I		Series J
	Shares	Value	Shares	Value	Shares	Value	Shares	Value	Shares	Value

Outstanding at October 31, 2009	1,400	$35,000,000	1,500	$37,500,000	1,500	$37,500,000	1,500	$37,500,000	700	$17,500,000
Shares Retired	(100)	(2,500,000)	(200)	(5,000,000)	(200)	(5,000,000)	(200)	(5,000,000)	(50)	(1,250,000)

Outstanding at April 30, 2010	1,300	$32,500,000	1,300	$32,500,000	1,300	$32,500,000	1,300	$32,500,000	650	$16,250,000

7. Line of Credit
Several Van Kampen municipal funds, including the Trust, entered into a $150,000,000 joint revolving bank credit facility. The purpose of the facility is to provide availability of funds for short-term liquidity purposes. The Trust had no borrowings under the facility during the six months ended April 30, 2010.

8. Indemnifications
The Trust enters into contracts that contain a variety of indemnifications. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. Subsequent Event
On June 1, 2010, Invesco Ltd., a leading independent global investment management company, completed its purchase of substantially all of the retail asset management business of Morgan Stanley, including the investment adviser and certain other affiliated service providers to most of the Van Kampen funds (including the Trust) (the “Transaction”). In contemplation of the Transaction, at a special meeting of shareholders held on April 16, 2010, shareholders of the Trust approved a new investment advisory agreement with Invesco Advisers, Inc., a subsidiary of Invesco Ltd., and a new master investment sub-advisory agreement with several of Invesco Ltd.’s wholly-owned affiliates. Thus, effective June 1, 2010, the Trust’s investment adviser, investment sub-advisers and certain other service providers are affiliates of Invesco Ltd. As of the same date, the Audit Committee of the Board of Trustees appointed, and the Board of Trustees ratified thereafter and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm of the Trust. In addition, effective June 1, 2010, the Trust has

Van Kampen Advantage Municipal Income Trust II
Notes to Financial Statements  ■  April 30, 2010 (Unaudited)  continued

changed its name to “Invesco Van Kampen Advantage Municipal Income Trust II”. The Transaction does not result in any change to the Trust’s investment objective, principal investment strategies or the Trust’s portfolio management team.

10. Accounting Pronouncements
During June 2009, the FASB issued ASC 860, Transfers and Servicing (ASC 860). The objective of ASC 860 is to improve the relevance, representational faithfulness, and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets.
ASC 860 is effective as of the beginning of each reporting entity’s first annual reporting period that begins after November 15, 2009, for interim periods within that first annual reporting period and for interim and annual reporting periods thereafter. Earlier application is prohibited. The recognition and measurement provisions of ASC 860 must be applied to transfers occurring on or after the effective date. Additionally, the disclosure provisions of ASC 860 should be applied to transfers that occurred both before and after the effective date of ASC 860. At this time, management is evaluating the implications of ASC 860 and the impact it will have on the financial statement amounts and disclosures, if any.
On January 21, 2010, the FASB issued an Accounting Standards Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009. However, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the amendment to ASC 820 and the impact it will have on financial statement disclosures.

Van Kampen Advantage Municipal Income Trust II
Board of Trustees, Officers, and Important Addresses
Information below is as of June 15, 2010

Trustees
 David C. Arch
Jerry D. Choate
Rod Dammeyer
Linda Hutton Heagy
R. Craig Kennedy
Howard J Kerr
Colin Meadows
Jack E. Nelson
Hugo F. Sonnenschein
Wayne W. Whalen, Chairman
Suzanne H. Woolsey

Officers
Colin Meadows
President and Principal Executive Officer
John M. Zerr
Senior Vice President, Chief Legal Officer and Secretary
Lisa O. Brinkley
Vice President
Kevin M. Carome
Vice President
Karen Dunn Kelly
Vice President
Sheri Morris
Vice President, Principal Financial Officer and Treasurer
Lance A. Rejsek
Anti-Money Laundering Compliance Officer
Todd L. Spillane
Chief Compliance Officer
Transfer Agent
 Computershare Trust Company, N.A.
c/o Computershare Investor Services
P.O. Box 43078
Providence, RI 02940-3078

Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
1201 Louisiana Street, Suite 2900
Houston, TX 77002-5678

Legal Counsel
 Skadden, Arps, Slate,
Meagher & Flom LLP
155 West Wacker Drive
Chicago, Illinois 60606

Investment Adviser
 Invesco Advisers, Inc.
1555 Peachtree Street, N.E.
Atlanta, GA 30309

Van Kampen Advantage Municipal Income Trust II
Results of Shareholder Votes

A Special Meeting of Shareholders of the Trust was held on April 16, 2010 and the results of the voting were as follows:

		Votes	Withheld/
Matter	Votes For	Against	Abstentions

(1) Approve a new advisory agreement between the Trust and Invesco Advisors, Inc.	22,984,817	977,173	1,525,306
(2) Approve a new sub-advisory agreement between Invesco Advisors, Inc. and each of Invesco TriMark Ltd.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.	22,925,390	991,034	1,570,871

Van Kampen Advantage Municipal Income Trust II
An Important Notice Concerning Our
Privacy Policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

www.vankampen.com

Copyright ©2010 Van Kampen Funds Inc.
All rights reserved. Member FINRA/SIPC

VKISAN 06/10
IU10-02520P-Y04/10

ITEM 2.	CODE OF ETHICS.
There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.

ITEM 11.	CONTROLS AND PROCEDURES.
(a)	As of June 25, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 25, 2010, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.
(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Van Kampen Advantage Municipal Income Trust II

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer
Date: July 8, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer
Date: July 8, 2010

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer
Date: July 8, 2010

EXHIBIT INDEX

12(a)(1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.